Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Premises and Equipment
The following table provides a summary of premises and equipment by asset type.

		September 30, 2019	September 30, 2018
	Estimated Useful Life	(In thousands)
Land	—	$117,431	$110,251
Buildings	25 - 40	165,088	156,803
Leasehold improvements	7 - 15	22,765	22,887
Furniture, software and equipment	2 - 10	138,553	126,979
		443,837	416,920
Less accumulated depreciation and amortization		(169,822)	(148,925)
		$274,015	$267,995